Related Party Transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions

Note 17 — Related Party Transactions

Shareholder Loan Advances

During 2024 and 2025, the Company advanced funds to its majority shareholder, David Wilcox (“DW”), pursuant to a series of unsecured promissory notes (the “DW Notes”). In addition, on November 26, 2025, the Company advanced approximately $1.9 million to EMT Asia Co., Ltd. (“EMT Asia”) pursuant to an unsecured promissory note (the “Direct Note”). EMT Asia is wholly owned and controlled by DW. Collectively, the DW Notes and the Direct Note are referred to herein as the “Shareholder Loan Advances.”

The proceeds from the Shareholder Loan Advances were utilized primarily to fund general and administrative expenditures incurred on behalf of the Company, including costs associated with the acquisition, integration, development, capitalization, structuring, and ongoing support of the Company’s operating entities and strategic initiatives. Such expenditures included transaction-related costs, professional fees, operational support activities, business development expenditures, organizational expenses, and other expenditures incurred in furtherance of the Company’s business activities and strategic objectives.

As of December 31, 2025, the aggregate outstanding balance under the Shareholder Loan Advances was approximately $8.3 million, consisting of approximately $6.4 million advanced directly to DW and approximately $1.9 million advanced to EMT Asia. Because the Shareholder Loan Advances were made to the majority shareholder for a business purpose, but without substantial evidence of ability and intent of the counterparty to pay the notes within the stated maturity, the Company accounted for these notes as contra-equity adjustment to additional paid-in capital, pursuant to ASC 505 — Equity.

As discussed in Note 20 — Restatement of Prior Period Financial Statements, the Shareholder Loan Advances are reflected as a reduction of additional paid-in capital within stockholders’ deficit in the accompanying Condensed consolidated balance sheets. Further, pursuant to SAB Topic 5.T, expenditures incurred by EMT Asia or funded through the Shareholder Loan Advances for the benefit of the Company were recognized as selling, general and administrative expenses within the Company’s unaudited condensed consolidated statements of operations when incurred. Such expenditures are accounted for as deemed capital contributions from the majority shareholder because the expenditures were incurred for the operational and strategic benefit of the Company. Accordingly, additional paid-in capital is reduced as funds are advanced and subsequently increased as qualifying expenditures are recognized in the Company’s financial statements.

During the three months ended March 31, 2026, the Company recognized approximately $1.5 million of selling, general and administrative expenses associated with expenditures funded through the Shareholder Loan Advances and incurred for the benefit of the Company pursuant to SAB Topic 5.T. In addition, during the three months ended March 31, 2026, the Company advanced an additional approximately $0.5 million under the same arrangement. Such advances are presented within financing activities in the accompanying unaudited condensed consolidated statements of cash flows.

As of March 31, 2026, the net balance associated with the Shareholder Loan Advances reflected as contra-equity within additional paid-in capital was approximately $1.2 million.

Other Related Party Transactions

Additional related parties include officers and key management of the Company and its subsidiaries, The Zeus Trust, The NYX Trust, Good Earth 1000, LLC, EMT Asia Co., Ltd., ADE Metals Inc., JNS Industry Inc., Beacon Advisory Co. Ltd, N&P Co. Ltd., and Hi-Q MAG Co. Ltd.

Transactions included in financial statements with related party companies in the normal course of business include $0.2 million for purchases of raw materials, $0.2 million in non-trade accounts receivable — related parties generated from repurchase/resale transactions.

Further, related party transactions between the Company, its officers, employees, and significant shareholders comprise various loan arrangements for the ongoing activities and financing of the Company’s operations. Amounts due from or to its officers, employees, and significant shareholders included $1.2 million recorded in Short term debt — related parties. $0.7 million of proceeds were received from new loans during the three months ended March 31, 2026.

Last, the Company provides a guarantee for borrowing to entities under common control and related parties (individuals) of its subsidiaries. As of March 31, 2026, the Company guaranteed joint and several borrowings in the amount of $0.4 million for N&P Co. Ltd. and $0.2 million for one of its subsidiary executives. Additionally, the Company received a guarantee of $0.5 million from the same subsidiary executive for borrowings.